Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 446,000	$ 1,201,000	$ 93,000
Accounts receivable	157,000	16,000
Restricted cash	2,338,000	50,000
Costs in excess of billings on uncompleted contracts		801,000
Inventory	29,000	29,000
Prepaid expenses and other current assets	100,000	46,000	9,000
Total current assets	3,070,000	2,143,000	102,000
Property and equipment, net	690,000	764,000	878,000
Intangibles, net	37,000	41,000	48,000
Deposits	28,000	28,000
Total assets	3,825,000	2,976,000	1,028,000
Current liabilities:
Accounts payable	414,000	419,000	33,000
Accrued expenses	391,000	266,000	386,000
Unearned revenue	46,000	701,000
Warranty liability	22,000
Provision for contract loss	15,000	100,000
Convertible secured notes payable, net of discounts - short term	738,000
Capital leases payable - short term	18,000	8,000
Total current liabilities	1,644,000	1,494,000	419,000
Long term liabilities:
Other	27,000	6,000
Derivative liabilities	1,948,000
Capital lease payable - long term	42,000	29,000
Convertible secured notes payable, net of discounts - long term	1,141,000
Total liabilities	4,802,000	1,529,000	419,000
Commitments and contingencies (Note 14)
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value. Authorized 50,000,000 shares; no shares issued and outstanding at June 30, 2014 , December 31, 2013 and December 31, 2012
Common stock, $0.0001 par value. Authorized 200,000,000 shares; 72,462,000 and 72,554,000 and 60,883,000 shares issued and outstanding at June 30, 2014 and December 31, 2013 and December 31, 2012, respectively	7,000	7,000	6,000
Additional paid-in capital	11,468,000	8,945,000	978,000
Accumulated deficit	(12,452,000)	(7,505,000)	(375,000)
Total stockholders' (deficit) equity	(977,000)	1,447,000	609,000
Total liabilities and stockholders' (deficit) equity	$ 3,825,000	$ 2,976,000	$ 1,028,000